Dear Fellow Shareholders:

Fiscal 2001 was a difficult year for the financial markets in general, including the high yield market. After weakness as the fiscal year began, the market witnessed a strong rally and then was relatively stable until September 11, when concerns about the economy pushed the prices of high yield credits lower. Northeast Investors Trust ended the year with a negative total return, although the Trust's annualized ten-year return is a more favorable 8.9%. Although our most recent results clearly exceed those of the stock market, the high yield market remains affected by rising yields, as well as an increase in credit issues. As we have written before, we have successfully avoided the securities of issuers from the telecommunications and internet sectors, having believed that such bonds provided an unfavorable risk/reward tradeoff. However, our targeted areas of refuge from those significant market sectors have not provided us with immunity from the market weakness. The portfolio remains overweighted in the bonds of industrial companies, and the strong dollar, the events of September 11, and the weak economy in general continue to penalize the current financial results of such issuers.
Looking forward, we generally believe that these headwinds will reverse themselves and that the long-term cash flow potential of such companies will resurface. However, in the meantime, we will probably witness continued credit issues and the associated pressure that those issues place upon the income of the fund. Having said that, it is worth pointing out that the recoveries in such situations could be substantial, especially in the sectors of the market in which our portfolio is concentrated.
More optimistically, the typical high yield bond currently trades at a meaningful discount to par. Such a discount represents untapped price appreciation to the extent that such bonds gravitate toward maturity. Additionally, we would like to believe that the harder-hit industrial sectors of the market offer the chance for the highest potential returns, as was the case in the early 1990s.
Under the assumption that the economy will slowly strengthen from these levels, we are positioned in credits that would benefit most when the market begins to anticipate an improving economic outlook. We are also overweighted in the market's higher yielding credits, which would presumably be less vulnerable to rising interest rates if and when the economy ultimately rebounds. In closing, as trustees, we remain significant shareholders of the fund in our own right. In a period in which the Trust has produced both a higher income return and a better protection of capital than has the equity market, that has provided some comfort, and we continue to believe there are attractive investment opportunities in the high yield market.
Respectfully submitted,
Bruce H. Monrad
Chairman of the Trustees

Historical Information

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442        1.115          0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31

------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.


Average Annual Total Return
One year ended September 30, 2001........................................(8.18%)
Five years ended September 30, 2001.......................................2.60%
Ten years ended September 30, 2001........................................8.92%

SEC Yield

Yield calculated as of September 30, 2001 (unaudited): 12.78%

Performance Graph --Ten Years
(1991-2001)
The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the Merrill Lynch High Yield Master II Index, assuming an investment of $10,000 in both at their closing prices on September 30, 1991 and reinvestment of dividends and capital gains. For management's discussion of the Trust's fiscal year 2001 performance, see the Chairman's letter to shareholders.

Graph omitted.

             1991      1992      1993      1994      1995      1996      1997      1998      1999      2000      2001
NEIT       $10,000   $11,763   $14,333   $16,662   $18,489   $20,973   $28,742   $27,555   $29,757   $30,141   $27,675

High Yield
Master II  $10,000   $13,115   $16,036   $18,349   $18,713   $21,872   $24,285   $27,861   $28,592   $30,011   $28,169

Summary of Net Assets
September 30, 2001

                                                                                       % of
                                                                  Value              Net Assets
-----------------------------------------------------------------------------------------------------------------

Corporate Bonds
        Apparel                                                $16,279,360              1.39%
        Building & Construction                                  3,051,656              0.26%
        Chemicals                                               67,970,500              5.80%
        Clothing                                                26,466,750              2.26%
        Conglomerate                                            25,598,356              2.18%
        Energy/Natural Resources                               134,846,148             11.51%
        Entertainment                                           18,700,000              1.60%
        Financial Services                                      14,467,800              1.23%
        Food & Beverage                                         23,393,750              2.00%
        Food Processing                                         16,665,000              1.42%
        Food Service                                            12,420,000              1.06%
        Gaming                                                 137,588,600             11.74%
        Gas and Oil Production                                  10,000,000              0.85%
        Grocery Stores                                          55,013,002              4.69%
        Health Care-Supplies                                       400,000              0.04%
        Hotels                                                   5,272,500              0.45%
        Manufacturing/Service Industry                          11,925,000              1.02%
        Metals & Mining                                         72,663,969              6.20%
        Miscellaneous Manufacturing                             20,330,200              1.73%
        Office Equipment                                         1,587,600              0.14%
        Oil/Gas Exploration                                     14,210,000              1.21%
        Packaging and Container                                 23,540,000              2.01%
        Paper/ Forest Products                                 101,525,805              8.66%
        Production and Manufacturing                            19,272,600              1.64%
        Recreation                                              14,572,187              1.24%
        Retail                                                  10,224,920              0.87%
        Retail Food Chains                                      57,074,855              4.87%
        Transportation                                          11,034,000              0.94%
        Miscellaneous                                            1,956,850              0.17%
                                                           -----------------         ----------
        Total Corporate Bonds                                  928,051,408             79.18%
        Total Foreign Bonds                                     50,534,862              4.31%
        Total Common Stocks                                    125,158,700             10.68%
        Total Preferred Stocks                                   3,615,750              0.31%
        Total Warrants                                           4,698,636              0.40%
        Total Repurchase Agreement                              21,759,760              1.85%
                                                           -----------------         ----------
        Total Investments                                    1,133,819,116             96.73%
        Cash & Receivables                                      41,720,493              3.56%
                                                           -----------------         ----------
        Total Assets                                         1,175,539,609            100.29%
        Less Liabilities                                        (3,397,710)            (0.29%)
                                                           -----------------         ----------
        Net Assets                                           1,172,141,899            100.00%
                                                           -----------------         ----------

Schedule of Investments
September 30, 2001

Corporate Bonds                                                                  Value
Name of Issuer                                                  Principal       (Note B)
----------------------------------------------------------------------------------------------------------------------
Apparel - 1.39%
Polymer Group, Senior Sub. Notes, 9%, 7/01/07.................. $5,100,000      $1,989,000
Polymer Group, Senior Sub. Notes, 8.75%, 3/01/08............... 18,922,000       7,190,360
Samsonite Corp. Senior Sub. Notes, 10.75%, 6/15/08............. 10,000,000       7,100,000
                                                                               ------------
                                                                                16,279,360
Building & Construction--.26%
Aluma Enterprises, Inc., 7.5%, 12/31/01........................  2,314,723       1,979,088
Henry Company Senior Notes, 10%, 4/15/08.......................  2,500,000         650,000
Nualt Enterprises, Inc., 6%, 12/31/04..........................  7,042,799         422,568
                                                                               ------------
                                                                                 3,051,656
Chemicals - 5.80%
General Chemical Ind. Senior Sub. Notes, 10.625%, 5/01/09......  3,000,000       2,100,000
Huntsman Corp. Sen. Sub. Notes, 9.5%, 7/01/07..................  6,250,000       1,750,000
Huntsman Corp. Sen. Sub. Floating Rate Notes, 7.08%, 7/01/07... 39,500,000      11,060,000
Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04..........  2,000,000         560,000
LaRoche Ind. Sen. Sub. Notes Ser. B, 9.5%, 9/15/07 (a)......... 18,000,000         270,000
Lyondell Senior Secured Notes, 9.875%, 5/01/07 (b)............. 15,000,000      13,575,000
Lyondell Chemical Senior Sub. Notes, 10.875%, 5/01/09 (b)...... 10,000,000       8,200,000
Pioneer Americas Acq. Senior Notes, 9.25%, 6/15/07 (a)......... 20,000,000       5,600,000
Sterling Chemical Sen. Sub. Notes, 11.75%, 8/15/06 (a)......... 12,500,000       1,750,000
Sterling Chemical Sen. Sub. Notes Series A, 11.25%, 4/01/07 (a) 30,025,000       4,203,500
Sterling Chemical Sen. Sub. Notes Series 12.375%, 7/15/06 (a)   23,990,000      18,712,200
Sterling Chemical Holding Sen. Disc. Notes, 0/12%,8/15/08 (a)(c)18,980,000         189,800
                                                                               ------------
                                                                                67,970,500
Clothing - 2.26%
St. John Knits Senior Sub. Notes, 12.5%, 7/1/09................ 10,000,000       9,850,000
West Point Stevens, Inc. Sen. Notes, 7.875%, 6/15/05........... 40,725,000      13,439,250
West Point Stevens, Inc. Sen. Notes, 7.875%, 6/15/08........... 10,250,000       3,177,500
                                                                               ------------
                                                                                26,466,750
Conglomerate - 2.18%
Jordan Industries Sen. Sub. Disc. Notes, 0/11.75%, 4/01/09 (c)  21,616,713      10,808,356
Jordan Industries Senior Notes Series D, 10.375%, 8/01/07......  7,000,000       6,090,000
Jordan Industries Senior Notes, 10.375%, 8/01/07............... 10,000,000       8,700,000
                                                                               -----------
                                                                                25,598,356
Energy/Natural Resources - 11.51%
Giant Industries Sen. Sub. Notes, 9.75%, 11/15/03 (b).......... $3,190,000      $3,054,425
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (b) (d)................. 20,000,000      20,400,000
Kelley Oil Senior Subordinated Notes, 10.375%, 10/15/06........  7,500,000       4,875,000
Kelley Oil & Gas, Company Guaranteed, 14%, 4/15/03.............  9,928,000      10,126,560
Key Energy Senior Sub. Notes, 14%, 1/15/09 (b)................. 13,951,000      15,904,140
Nuevo Energy Co. Senior Notes, 9.5%, 6/01/08...................  4,750,000       4,488,750
Pacific Gas & Electric Co. Senior Notes, 7.575%, 10/31/01......  5,000,000       4,350,000
Parker Drilling Co. Senior Sub. Notes, 9.75%, 11/15/06 (b)..... 12,195,000      12,073,050
R&B Falcon Senior Notes Series B, 6.75%, 4/15/05...............  1,840,000       1,907,473
Resource America, Inc., 12%, 8/01/04...........................  7,500,000       7,050,000
Swift Energy Co. Senior Sub. Notes, 10.25%, 8/01/09 (b)........ 10,000,000      10,300,000
Tesoro Petroleum Corp. Senior Sub. Notes, 9%, 7/01/08 (b)...... 14,000,000      13,160,000
Universal Compression Sen. Disc. Notes, 0/9.875%, 2/15/08 (c).. 22,500,000      19,800,000
Wiser Oil Co. Sen. Sub. Notes, 9.5%, 5/15/07...................  8,655,000       7,356,750
                                                                               ------------
                                                                               134,846,148
Entertainment - 1.60%
AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 3/15/09 (b)... 12,000,000      10,440,000
Cinemark USA, Inc. Senior Sub. Notes Series B, 9.625%, 8/01/08   3,000,000       2,670,000
Cinemark USA, Inc. Senior Sub. Notes Series D, 9.625%, 8/01/08   6,500,000       5,590,000
                                                                               ------------
                                                                                18,700,000
Financial Services - 1.23%
Finova Group Inc., 7.5%, 11/15/09..............................  9,094,500       3,637,800
Metris Companies, Inc. Senior Notes, 10.125%, 7/16/06.......... 11,000,000       9,130,000
Metris Companies, Inc., 10%, 11/01/04..........................  2,000,000       1,700,000
                                                                               ------------
                                                                                14,467,800
Food & Beverage - 2.00%
Chiquita Brands Senior Notes, 9.625%, 1/05/04 (a)..............  3,000,000       1,980,000
Chiquita Brands Senior Notes, 9.125%, 3/01/04 (a)..............  2,000,000       1,320,000
Chiquita Brands Senior Notes, 10.25%, 11/01/06 (a).............  8,000,000       5,280,000
Chiquita Brands International Senior Notes, 10%, 6/15/09 (a)... 10,000,000       6,600,000
Envirodyne Industries, Inc. Senior Notes, 10.25%, 12/01/01 (a)  20,395,000       5,098,750
Mrs. Fields Original Cookies Senior Notes, 10.125%, 12/01/04...  3,500,000       3,115,000
                                                                               ------------
                                                                                23,393,750
Food Processing - 1.42%
Agrilink Foods Inc., 11.875%, 11/01/08.........................  9,000,000       7,965,000
SC International Service Senior Sub. Notes, 9.25%, 9/01/07 (b)  11,600,000       8,700,000
                                                                               ------------
                                                                                16,665,000

Food Service - 1.06%
Aurora Food, Inc. Senior Sub. Notes, 9.875%, 2/15/07........... $9,000,000      $7,290,000
Aurora Food, Inc. Senior Sub. Notes Series B, 9.875%,2/15/07...  1,500,000       1,215,000
B&G Foods Senior Sub. Notes, 9.625%, 8/01/07 (b)...............  4,500,000       3,915,000
                                                                               ------------
                                                                                12,420,000
Gaming --11.74%
Boyd Gaming Senior Sub. Notes, 9.5%, 7/15/07 (b)............... 25,000,000      23,250,000
Fitzgeralds Gaming Corp. Senior Sec. Notes, 12.25%, 12/15/04 (a) 5,000,000       3,000,000
Riviera Holdings Corp. First Mortgage Notes, 10%, 8/15/04 (b)   17,000,000      13,770,000
Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06...... 90,530,000      56,128,600
Las Vegas Sands/Ven. Mortgage Notes, 12.25%, 11/15/04 (b)...... 34,000,000      30,940,000
Las Vegas Sands/Ven. Sen. Sub. Nts., 10/14.25%,11/15/05 (d).... 12,500,000      10,500,000
                                                                               ------------
                                                                               137,588,600
Gas and Oil Production - .85%
KCS Energy Inc., 8.875%, 1/15/08............................... 12,500,000      10,000,000

Grocery Stores--4.69%
Fleming Co., Inc. Senior Sub. Notes, 10.5%, 12/01/04 (b)....... 20,000,000      20,000,000
Fleming Co., Inc. Senior Sub. Notes Ser B, 10.625%,7/31/07 (b). 18,000,000      17,820,000
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08...............  5,000,000       5,137,500
Fleming Co., Inc. Convertible Notes, 5.25%, 3/15/2009..........  3,000,000       3,427,500
Penn Traffic Senior Notes, 11%, 6/29/09........................ 10,032,560       8,628,002
                                                                               ------------
                                                                                55,013,002
Health Care Supplies--.04%
Global Health Sciences Company, 11%, 5/1/08 (a)................  5,000,000         400,000

Hotels--.45%
Lodgian Financing Corp., 12.25%, 7/15/09....................... 18,500,000       5,272,500

Manufacturing/Service Industry--1.02%
Haynes International Senior Notes, 11.625%, 9/01/04............ 10,000,000       5,400,000
Key Components LLC Senior Notes, 10.5%, 6/01/08................  7,500,000       6,525,000
                                                                               ------------
                                                                                11,925,000
Metals & Mining--6.20%
Acme Metal, Inc. Senior Notes, 10.875%, 12/15/07 (a)........... 20,000,000           2,000
CF&I Acquisition Term Loan, 9.5%, 3/31/03......................  2,689,495       3,100,119
Crown Cork and Seal Co., Inc., 7.125%, 9/01/02 (b).............  5,000,000       3,500,000
Golden Northwest Aluminum, 12%, 12/15/06....................... 12,500,000       6,250,000
Inland Steel Corp. First Mortgage Nts. Series R, 7.9%,
1/15/07 (b)....................................................  6,500,000       4,095,000
Kaiser Aluminum Chemical Corp. Sub. Notes, 12.75%, 2/01/03..... 46,230,000      33,285,600
Kaiser Aluminum Chemical Corp. Series B, 10.875%, 10/15/06..... 13,500,000      11,475,000
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (a)............ $8,000,000        $220,000
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (a).........  7,500,000         206,250
National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06.....  3,000,000       1,230,000
Ormet Corp. Senior Notes, 11%, 8/15/08 (b)..................... 15,000,000       9,300,000
                                                                               ------------
                                                                                72,663,969
Miscellaneous Manufacturing--1.73%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06..............  6,645,000       5,050,200
Evenflo Company, Inc. Senior Notes, 11.75%, 8/15/06............  7,000,000       1,750,000
Great Lakes Corp. Senior Sub. Notes, 11.25%, 8/15/08...........  7,000,000       7,210,000
Great Lakes Corp. Senior Sub. Notes, 11.25%, 8/15/08...........  1,985,000       2,060,000
LLS Corporation Senior Sub. Notes, 11.625%, 8/01/09............  6,000,000       1,020,000
Remington Product Co. Senior Sub. Notes, 11%, 5/15/06..........  4,000,000       3,240,000
                                                                               ------------
                                                                                20,330,200
Office Equipment--.14%
Dictaphone Corp. Senior Sub. Notes, 11.75%, 8/01/05 (a)........ 19,845,000       1,587,600

Oil/Gas Exploration--1.21%
Comstock Resources Inc. Senior Notes, 11.25%, 5/01/07 (b)...... 14,500,000      14,210,000

Packaging and Container--2.01%
Owens-Illinois, Inc. Senior Notes, 7.85%, 5/15/04.............. 14,000,000      11,690,000
Owens-Illinois, Inc., 7.15%, 5/15/05........................... 15,000,000      11,850,000
                                                                               ------------
                                                                                23,540,000
Paper/Forest Products--8.66%
American Tissue, Inc. Senior Secured Notes, 12.5%, 7/15/06 (a)  16,000,000       3,200,000
Crown Paper Senior Sub. Notes, 11%, 9/01/05 (a)................ 14,950,000         261,625
Four M Corporation Senior Notes, Series B, 12%, 6/01/06........  1,500,000       1,320,000
Gaylord Container Corp. Senior Notes, 9.75%, 6/15/07........... 19,000,000      13,680,000
Gaylord Container Corp. Senior Notes, 9.375%, 6/15/07.......... 15,000,000      10,800,000
Gaylord Container Corp. Senior Sub. Notes, 9.875%, 2/15/08..... 30,000,000       7,800,000
Maxxam Group Holdings, Inc. Senior Notes, 12%, 8/01/03......... 11,000,000       9,350,000
Stone Container Corp. Senior Notes, 12.58%, 8/01/16 (b)........ 43,100,000      45,686,000
Stone Container Corp. Senior Notes, 11.5%, 8/15/06 (b).........  9,000,000       9,360,000
WTD Industries Senior Sub. Notes, 8%, 6/30/05 (a)(e)...........    340,900          68,180
                                                                               ------------
                                                                               101,525,805
Products and Manufacturing --1.64%
Motors and Gears, Inc. Senior Notes Series D, 10.75%,
11/15/06 (b)................................................... 22,410,000      19,272,600

Recreation--1.24%
Coast Hotels & Casino Company Gtd. Notes, 9.5%, 4/01/09 (b).... 15,000,000      14,550,000
Outboard Marine Corp. Debentures, 9.125%, 4/15/17 (a)..........  9,750,000          12,187
Outboard Marine Corp. Senior Notes, 10.75%, 6/01/08 (a)........  8,000,000          10,000
                                                                               ------------
                                                                                14,572,187
Retail--.87%
Eye Care Centers of America, Inc. Senior Notes, 9.125%,
5/01/08........................................................$10,000,000      $3,000,000
Eye Care Centers Sub. Nts. FRN, 8.21%, 5/01/08.................  5,000,000       1,500,000
National Vision Senior Notes, 12.75%, 10/15/05.................  8,419,000       5,724,920
                                                                               ------------
                                                                                10,224,920
Retail Food Chains --4.87%
Advantica Restaurant Group Senior Notes, 11.25%, 1/15/08....... 58,768,700      38,199,655
American Restaurant Group Senior Notes, 11.5%, 2/15/03......... 13,931,000      13,505,200
FRD Acquisition Senior Notes, 12.5%, 7/15/04 (a)............... 15,000,000         150,000
Family Restaurants Senior Notes, 9.75%, 2/01/02 (a)............ 18,000,000         720,000
Planet Hollywood Secured PIK Notes, 12/10%, 5/09/05 (a)(d).....  3,000,000         300,000
Romacorp, Inc. Senior Notes, 12%, 7/01/06 (b)..................  7,500,000       4,200,000
                                                                               ------------
                                                                                57,074,855
Transportation --.94%
Avis Rent A Car Senior Sub. Notes, 11%, 5/01/09 (b)............ 10,000,000      11,034,000

Miscellaneous --.17% Hines Horticulture Senior
Sub. Notes, 12.75%, 10/15/05...................................  1,951,000       1,853,450
Mosler, Inc. Senior Notes, 11%, 4/15/03 (a).................... 10,340,000         103,400
                                                                               ------------
                                                                                 1,956,850
                                                                               ------------
        Total Corporate Bonds -- 79.18% (cost--$1,494,525,253)                $928,051,408

Foreign Bonds
Foreign Bonds --4.31%
Brazil C Bond Debentures, 8%, 4/15/14.......................... 12,314,117       8,289,002
Argentina Global Bonds, 12%, 9/19/27........................... 32,310,923      17,205,567
Republic of Brazil Discount Ser Z-L, FRN, 14.5%, 10/15/09...... 26,366,000      24,942,236
Euro Stabilization Advances, 0%, 12/15/26 GBP..................    302,459          98,057
                                                                               ------------
        Total Foreign Bonds -- (cost--$54,932,232)............                 $50,534,862

Stocks
                                                                Number of           Market
                                                                  shares            Value
Name of Issuer
Common Stock --10.68%
Advantica Restaurant Group (f)................................   1,217,762         828,078
Chubb Corp....................................................     300,000      21,423,000
Darling International, Inc. (f)...............................     745,530         670,977
Gaylord Container Corp. (f)...................................   1,243,799       1,616,939
Grand Union Co. (f)...........................................     932,146           1,864
Homefed Corp. (f).............................................     192,222         173,000
International Airline Support Group (f).......................     224,540         130,233
Jamboree Office REIT..........................................      50,307       2,515,350
JPS Capital (f)...............................................   1,038,823       5,318,774
J P Morgan & Co...............................................     370,000      12,635,500
Little Switzerland, Inc. (f)..................................     273,659         407,752
MAXXAM, Inc. (f)..............................................     200,000       3,950,000
NL Industries.................................................     528,300       7,919,217
National Vision Inc...........................................     349,784             820
Nualt Enterprises (e) (f).....................................      10,752             108
Ontario Limited (e)(f)........................................       1,773               6
Pathmark Stores (f)...........................................   1,600,398      38,089,472
Penn Traffic Common (f).......................................   1,906,164       9,511,758
Planet Hollywood (f)..........................................     132,500          39,750
Safelite Glass Corp., Class B (e).............................     109,677       1,076,467
Safelite Reality Corp. (e)....................................       7,403              66
Smurfit-Stone Container (f)...................................     257,142       3,401,989
Tokheim (f)...................................................     163,841         327,682
Trilanco 2 Limited (e) (f)....................................          98               1
Trilanco 3 Limited (e) (f)....................................          98               1
Walter, Industries Inc........................................     500,000       4,475,000
WestPoint Stevens, Inc........................................   1,600,000       2,832,000
Zions Bancorporation..........................................     145,600       7,812,896
                                                                              -------------
Total Common Stocks -- (cost--$225,408,517)...................                $125,158,700

Preferred Stocks
Preferred Stocks --.31%
American Restaurant Group, PIK 12%............................       5,182       3,615,750
Total Preferred Stocks --(cost--$5,048,915)...................                  $3,615,750

                                                                  Number of
                                                                  Shares or
Warrants                                                              Units
Warrants --.40% (f)
American Restaurant Group Warrants............................        3,500             35
Key Energy Service Warrants...................................       15,000      1,050,000
R&B Falcon Corp. Warrants.....................................        7,000      1,995,000
Safelite Glass Corp. A Warrants (e)...........................      268,788        596,946
Safelite Glass Corp. B Warrants (e)...........................      179,192        383,521
Tokheim Jr. Warrants..........................................      101,133          1,011
Wherehouse Entertainment A Warrants (e).......................       81,164        619,282
Wherehouse Entertainment B Warrants (e).......................       14,091         32,973
Wherehouse Entertainment C Warrants (e).......................       14,091         19,868
 Total Warrants --(cost--$2,065,808)..........................                  $4,698,636

Repurchase Agreement --1.85%
Investors Bank & Trust Repurchase Agreement 2.31%
due 10/01/01 $21,759,760......................................                  21,759,760

 Total Repurchase Agreement -- (cost--$21,759,760)**............               $21,759,760

 Total Investments -- 96.73% (cost--$1,803,740,485)...........              $1,133,819,116

 ** Acquired on September 28, 2001. Collateralized by $22,847,748 of U.S. Government mortgage-backed securities due 04/15/31. The maturity value is $21,763,949. As an operating policy, the Trust, through the custodian bank, secures receipt of adequate collateral supporting repurchase agreements.
 (a) Non-income producing security due to default or bankruptcy filing
 (b) All or a portion of security has been pledged to collateralize short-term borrowings.
 (c) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
 (d) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
 (e) Security is valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees
 (f) Non-income producing security PIK Payment in Kind
 GBP Principal denoted in British Pounds Sterling
 FRN Floating Rate Note

Federal TaxInformation: At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,803,740,485. Net unrealized depreciation aggregated $669,921,369 of which $35,218,798 related to appreciated investment securities and $705,140,167 related to depreciated investment securities. The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001. The accompanying notes are an integral part of the financial statements.

Statement of Assets and
Liabilities
Year Ended September 30, 2001

Assets
 Investments--at market value (cost $1,803,740,485)............................$1,133,819,116
 Cash..........................................................................     1,007,263
 Interest receivable...........................................................    39,394,431
 Receivable for shares of beneficial interest sold.............................     1,216,799
 Receivable for dividends......................................................       102,000
                                                                               --------------
         Total Assets.......................................................... 1,175,539,609

Liabilities
 Payable for shares of beneficial interest repurchased.........................    $1,767,000
 Trustee fees payable..........................................................     1,467,208
 Accrued expenses..............................................................       163,502
                                                                                -------------
         Total Liabilities.....................................................     3,397,710
                                                                                -------------
 Net Assets....................................................................$1,172,141,899

Net Assets Consist of:
Capital, at a $1.00 par value..................................................  $158,103,174
Paid in surplus................................................................ 1,688,347,218
Distribution in excess of net investment income................................    (2,287,640)
Accumulated net realized gain on investments...................................    (2,099,484)
Net unrealized depreciation of investments.....................................  (669,921,369)

Net Assets, for 158,103,174 shares outstanding.................................$1,172,141,899

Net Asset Value, offering price and redemption price per share
($1,172,141,899/158,103,174 shares)............................................         $7.42

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Year Ended September 30, 2001
Investment Income

        Interest............................................    $155,133,244
        Dividends...........................................       2,580,422
        Other Income........................................       1,109,907
                                                                ------------
                Total Income................................     158,823,573
Expenses

        Trustee fees........................................      $6,390,935
        Interest............................................       2,761,032
        Administrative expenses and salaries................       1,138,681
        Printing, postage and stationery....................         341,412
        Computer and related expenses.......................         307,150
        Legal fees..........................................         161,638
        Auditing fees.......................................          94,559
        Telephone...........................................          57,544
        Insurance...........................................          39,870
        Custodian fees......................................          15,410
        Other expenses......................................         115,385
        Total Expenses......................................      11,423,616
        Net Investment Income...............................     147,399,957
        Realized and Unrealized Gain (Loss) on Investments
        Net realized gain from investment transactions......     (11,591,104)
        Change in unrealized appreciation/(depreciation)
        of investments and assets and liabilities in
        foreign currencies..................................    (243,981,524)
        Net Decrease in Net Assets Resulting
        from Operations.....................................   ($108,172,671)

The accompanying notes are part of the financial statements.

Statement of Changes
in Net Assets

                                                            Year Ended         Year Ended
                                                           September 30,     September 30,
                                                               2001               2000

Increase (Decrease) in Net Assets
From Operations:
Net investment income.................................     $147,399,957       $180,247,449
Net realized gain (loss) from investment transactions       (11,591,104)        (4,100,144)
Change in unrealized (depreciation) of investments         (243,981,524)      (160,650,262)

        Net Increase (Decrease) in Net Assets
        Resulting from Operations.....................     (108,172,671)        15,497,043

 Distributions to Shareholders from Net
 Investment Income....................................     (156,028,429)      (198,112,674)

 From Net Trust Share Transactions....................        5,750,557       (445,899,346)

 Total Increase (Decrease) in Net Assets..............     (258,450,543)      (628,514,977)

Net Assets:
Beginning of Period...................................     1,430,592,442     2,059,107,419
End of Period.........................................    $1,172,141,899    $1,430,592,442

The accompanying notes are an integral part of the financial statements. Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------

                                                                Year Ended September 30,
                         2001        2000       1999       1998       1997       1996       1995       1994       1993       1992
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data^
Net Asset Value:
 Beginning of
Period                  $9.08       $10.08     $10.42     $11.79     $10.90     $10.33     $10.02      $9.94      $9.50      $8.83
------------------------------------------------------------------------------------------------------------------------------------
Income From
Investment
Operations:
Net investment
income                   0.92        1.02       1.05       1.01       0.98       0.98       0.98        0.98       1.04       1.15
Net realized and
unrealized gain
(loss) on
investment              -1.61       -0.90      -0.23      -1.42       0.91       0.58       0.29        0.09       0.42       0.67
Total from
investment
operations              -0.69        0.12       0.82      -0.41       1.89       1.56       1.27        1.07       1.46       1.82
Less Distributions:
Net investment
income                  -0.97       -1.12      -0.98      -0.96       -1.00      -0.99      -0.96      -0.99      -1.02      -1.15
Capital Gain              -           -        -0.18         -          -         -          -           -          -          -
Net Asset Value:
End of Period           $7.42       $9.08      $10.08     $10.42      $11.79    $10.90     $10.33     $10.02      $9.94      $9.50
                        =====       =====      ======     ======      ======    ======     ======     ======      =====      =====

------------------------------------------------------------------------------------------------------------------------------------
Total Return            -8.18%      1.29%       7.99%     -4.13%      18.16%    15.98%     13.44%     10.96%      16.25%     21.85%
------------------------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data

Net assets end of
period (in
millions)             $1,172.1    $1,430.1    $2,059.1   $2,046.7    $2,074.2  $1,200.5    $797.6     $582.1      $475.0     $452.8
Ratio of operating
  expenses to
  average
  net assets *          0.86%       1.22%       0.73%     0.70%       0.65%     0.69%       1.02%      1.06%       1.21%      1.44%
Ratio of interest
  expense to average
  net assets            0.21%       0.61%       0.12%     0.09%       0.01%     0.03%       0.35%      0.36%       0.48%      0.65%
Ratio of net investment
  income to average
  net assets           11.10%       10.84%      9.99%     8.73%       8.65%     9.41%       9.77%      9.37%      10.53%     12.36%
Portfolio turnover
  rate                 22.03%       3.80%       27.00%    63.80%      33.44%    32.01%      40.58%     73.36%     75.72%     59.41%

* Includes Interest Expense
^ Per Share Data calculated using the Average Share Method



Notes to Financial Statements for the
year ended September 30, 2001

Note A-Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B-Significant Accounting Policies
Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Federal Income Taxes: The Trust does not provide for federal income taxes as it is the policy of the Trust to distribute its taxable income for each year in taxable dividends so as to qualify as a regulated investment company under the Internal Revenue Code. At September 30, 2001, the Trust had available capital loss carryforward of $2,099,492, which will expire on September 30, 2008. The capital losses will be used to offset future capital gains. State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes. Net Asset
Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent. Distributions and Income:
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Original issue discount on bonds and step-up bonds is accreted according to the effective-yield method. Acquisition premiums are amortized using the yield to maturity method; market premiums are amortized using the straight-line method. The Trust will continue to amortize premium and discount on all fixed-income securities as required by principles set forth in the revised AICPA Audit and Accounting Guide. These principles will not affect the Trust's net asset value. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-In-Kind or PIK); interest on such securities is recorded on the accrual basis by means of the effective-yield method. Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Trustees' Compensation
Trustees' compensation has been computed at the rate of 1 /8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust.

Note D-Shares of Beneficial Interest
At September 30, 2001, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                              Year Ended                        Year Ended
                                          September 30, 2001               September 30, 2000
                                        Shares         Amount            Shares         Amount

Shares Sold                            98,020,027   $818,255,734        74,791,378  $710,963,319
Shares issued to shareholders in
reinvestment of distributions
from net investment income             12,263,153    101,482,103        14,068,805   132,097,967
                                      -----------   ------------        ----------  ------------
                                      110,283,180    919,737,837        88,860,183   893,061,286
Shares repurchased                   (109,828,931)  (913,987,280)     (135,520,677)(1,288,960,632)

Net Increase (Decrease)                   454,249     $5,570,557       (46,660,494) ($445,899,346)

Note E-Purchases and Sales of Investments
Purchases and sales of securities, other than short-term and government securities, aggregated $284,442,090 and $458,614,916 respectively, for the period ended September 30, 2001.
Note F-Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2001 the Trust has unused lines of credit amounting to $165,000,000 and there was no outstanding balance. The committed lines of credit may be terminated at the banks' option at their annual renewal dates. The following information relates to aggregate short-term borrowings for the year ended September 30, 2001:

Maximum amount outstanding at
any month end...............................          $158,893,532

Average amount outstanding
total of daily outstanding principal
balances divided by number of days with debt
outstanding during the period)...............         $130,236,262

Average annualized interest rate.............                 7.41%
Under the most restrictive arrangement, the Trust must pledge to the banks securities having a market value equal to or greater than 200% of the total bank borrowings. Securities with principal amounts and values aggregating $378,086,000 and $374,240,615, respectively, have been pledged to collateralize short-term borrowings.

Note G-Repurchase Agreement On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S.Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Report of Independent Accountants
To the Shareholders and Trustees of Northeast Investors Trust
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Northeast Investors Trust (the "Trust") at September 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
PricewaterhouseCoopers LLP
Boston, Massachusetts
November 2, 2001